Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2015	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000148680
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Without Sales Load [Member] | C000148680
Average Annual Return [Line Items]
Average Annual Return, Percent		4.30%	1.70%	1.42%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		9.70%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			1.05%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				2.25%
iShares Short Maturity Municipal Bond Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond: 1 Year (1-2) Index
Average Annual Return, Percent		4.42%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			1.38%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.28%